CERT NYS

File #1-35783

NYSE

15007532

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

JUL 24 2015

Washington, DC 20549

July 24, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Rights to Purchase common shares, no par value of Alamos Gold Inc. under the Exchange Act of 1934.

Sincerely,